OPPENHEIMER QUEST SMALL CAP VALUE FUND
                       Supplement dated April 28, 2000 to the
            Statement of Additional Information dated February 25, 2000

The Statement of Additional Information is supplemented as follows:

1. In the section captioned "About the Fund - Additional Information About the Fund's Investment Policies and Risks - The Fund's Investment Policies" on page 2
(a) the first sentence of the first paragraph is revised by replacing the reference "Fund's Sub-Advisor, OpCap Advisors," with "Manager" and (b) the first and third sentences of the second paragraph are revised by replacing the reference "Sub-Advisor" with "Manager".

2. In the section captioned "About the Fund - Additional Information About the Fund's Investment Policies and Risks - Investments in Equity Securities" on page 2 the third sentence of the first paragraph is revised to read as follows: "The Fund's investments primarily include stocks of companies having a market capitalization under $2.5 billion, but the Fund can purchase securities of issuers having a larger market capitalization."

3. In the section captioned "About the Fund - Additional Information About the Fund's Investment Policies and Risks - Investments in Equity Securities on page 3 (a) the first sentence of the section titled "Value Investing" is deleted and
(b) the following new section is added:

            Growth Companies. Growth companies are those that the Manager believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value. They may be established companies as well as newer companies in the development stage. Growth companies may have a variety of characteristics that in the Manager's view define them as "growth" issuers. They may be generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio managers of the Fund look for growth companies with strong, capable management, sound financial and accounting policies, successful product development and marketing and other factors.

4. In the section captioned "About the Fund - Additional Information About the Fund's Investment Policies and Risks" the reference to "Sub-Advisor" appearing in the following sections is replaced by "Manager": "Investments in Equity Securities - Convertible Securities"; "Investments in Debt Securities - Credit Risk; - Special Risks of Lower-Grade Securities; - U.S. Government Securities; - Variable Amount Master Demand Notes; and - Special Risks of Emerging Markets".

5. In the section captioned "About the Fund - Additional Information About the Fund's Investment Policies and Risks - Other Investment Techniques and Strategies" the reference to "Sub-Advisor" appearing in the subsections titled "Investing in Other Investment Companies", "When-Issued and Delayed-Delivery Transactions", "Repurchase Agreements" and "Hedging" is replaced by "Manager".

6. The eighth bullet within the section titled "Does the Fund Have Additional Fundamental Policies" under "Investment Restrictions" on page 23 is revised to read as follows: "The Fund cannot invest in securities of any issuer if, to the knowledge of the Trust, officers, directors or trustees of the Trust or the Manager who own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer."


7. The fourth sentence of the paragraph titled "Renumeration of Trustees" under "Trustees and Officers of the Fund" on page 29 is revised to read as follows:
"The table below also shows the total compensation from all of the Oppenheimer funds listed above, including the compensation from the Fund, and from 12 other funds that are not Oppenheimer funds but for which the Fund's former Sub-Advisor, OpCap Advisors, acts as investment advisor."

8. The footnote numbered 3 beneath the chart under the heading "Renumeration of Trustees" on page 30 is revised to read as follows: "Total compensation for the 1999 calendar year includes compensation from 12 funds for which the Fund's former Sub-Advisor acts as investment adviser."

9. In the  section  captioned  "About  the Fund - How the Fund is  Managed - The
Manager" the first paragraph of the section titled "The Investment Advisory Agreement" is replaced with the following:

            "The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund's parent Trust. The Manager selects securities for the Fund's portfolio and handles the Fund's day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day to day management of the Fund's portfolio. From November 22, 1995 to April 28, 2000, pursuant to the terms of a Sub-Advisory Agreement with the Manager, OpCap Advisors acted as the sub-advisor to the Fund and in such capacity selected securities for the Fund's portfolio."

10. In the section captioned "About the Fund - How the Fund is Managed", the section titled "The Sub-Advisor" on pages 32 and 33 is deleted in its entirety.

11. In the section captioned "About the Fund - How the Fund is Managed", the section captioned "Brokerage Policies of the Fund" on page 33 is replaced in its entirety with the following:

            "Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The Fund's investment advisory agreement with the Manager contain provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, the Manager is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

            The Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or their respective affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

            Brokerage Practices Followed by the Manager. Brokerage for the Fund is allocated subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Fund's portfolio manager. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

            Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

            Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

            Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

            The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

            Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

            The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services."



      12. The reference to "Sub-Advisor" on the back cover and the name and address thereunder are deleted.





      April 28, 2000                                              px251.010

                       OPPENHEIMER QUEST SMALL CAP VALUE FUND
                       Supplement dated April 28, 2000 to the
                          Prospectus dated February 25, 2000


The Prospectus is supplemented as follows:


1. The previous supplement dated March 10, 2000 is replaced by this supplement.

2. In the section captioned "About The Fund - The Fund's Investment Objective and Strategies", the first sentence of the paragraph titled "What Does the Fund Mainly Invest In?" on page 3 is revised to read as follows:
"The Fund invests mainly in common stocks of U.S. issuers that have market capitalizations under $2.5 billion."

3. In the section captioned "About The Fund - the Fund's Investment Objective and Strategies", the paragraph titled "How Do the Portfolio Managers Decide What Securities to Buy or Sell?" on page 3 is revised to read as follows:

     "In selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines both "value" and "growth" investment styles.

     A "value" approach is used to search for securities of companies believed to be undervalued in the marketplace, in relation to factors such as a company's book value, sales, earnings, growth potential and cash flows. A "growth" investing style encompasses a search for companies whose stock price is expected to increase at a greater rate than the overall market. These issuers may be entering a growth phase, marked by increases in earnings, sales, cash flows, or other factors, which suggest that the stock may increase in value over time. The portfolio managers construct the portfolio using quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process involves the use of:

      Multi-factor quantitative models: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by industries and value and growth styles. A group of "bottom up" models helps to rank stocks in a universe typically including the 1000 stocks that follow the largest 1000 stocks in order of market capitalization, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

      Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

      Judgment: The portfolio is then continuously re-balanced by the portfolio managers, using all of the tools described above.

4. In the section captioned "About The Fund - Main Risks of Investing in the Fund", the first sentence of the paragraph titled "Special Risks of Small-Cap Stocks" on page 4 is revised to read as follows: "The Fund emphasizes investments in securities of companies having a market capitalization under $2.5 billion."

5. In the section captioned "About the Fund - About the Fund's Investments", the first sentence of the paragraph titled "The Fund's Principal Investment Policies" on page 8 is revised to read as follows: "The allocation of the Fund's portfolio among different investments will vary over time based upon the evaluation of economic and market trends by the Manager."

6. In the section captioned "About The Fund - About the Fund's Investments", the second paragraph under "The Fund's Principal Investment Policies" on page 8 is revised by deleting the first sentence and revising the second sentence to read as follows: "The Manager tries to reduce risks by carefully researching securities before they are purchased and by reducing the Fund's exposure to market risks by diversifying its investments."

7. In the section captioned "About The Fund - About the Fund's Investments", the first sentence of the paragraph titled "Small-Cap Stock Investments - Cyclical Opportunities" on page 8 is revised to read as follows: "The Fund may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio managers believe they are undervalued and have growth potential."

8. In the section captioned "About The Fund - About the Fund's Investments", the last sentence of the paragraph titled "Other Investment Strategies - Debt Securities" on page 10 is revised to read as follows: "That means that they are rated lower than "Baa" by Moody's Investors Service or "BBB" by Standard & Poor's Rating Service or have comparable ratings by other nationally-recognized rating organizations or are unrated securities assigned an equivalent rating by the Manager."

9. In the section captioned "About The Fund - About the Fund's Investments", the fourth sentence of the paragraph titled "Other Investment Strategies - Hedging Instruments" on page 10 is revised to read as follows: "The underlying security or investment on which the hedging instrument is based, and the hedging instrument itself, may not perform the way the Manager expected it to perform."

10. In the section captioned "About The Fund - How the Fund is Managed - The Manager", the subsection titled "The Sub-Advisor" on pages 11 and 12 is deleted in its entirety.

11. In the section captioned "About The Fund - How the Fund is Managed - The Manager", the paragraph titled "Portfolio Managers" on page 12 is replaced in its entirety with the following:

            "The Fund's portfolio managers, Charles Albers and Mark Zavanelli, are the persons primarily responsible for the selection of the Fund's portfolio securities. Mr. Albers is a Senior Vice President of the Manager and an officer and portfolio manager of other Oppenheimer funds. Mr. Zavanelli is an Assistant Vice President of the Fund and a portfolio manager of another Oppenheimer fund. Messrs. Albers and
            Zavanelli  became  the  Fund's  portfolio   managers  on
            April 28, 2000.

            Prior to joining the Manager in April 1998, Mr. Albers was a portfolio manager at Guardian Investor Services (from 1972), the investment management subsidiary of The Guardian Life Insurance Company. Before joining the Manager in April 1998, Mr. Zavanelli was President of Waterside Capital Management, a registered investment advisor (from August 1995), and a financial research analyst for Elder Research (from June 1997). Prior to that he was a manager of research services for ZPR Investment Management, Inc., an investment advisor (from June 1992 to July 1995)."

12. In the section captioned "About Your Account - How to Sell Shares", the subsection "Telephone Redemptions Paid by Check" under "Are There Limits on Amounts Redeemed by Telephone" on page 23 is deleted and replaced with the following: "Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account."








April 28, 2000                                                    ps251.015